Provision for risks of tax, civil and labor losses and Judicial deposits and escrow accounts - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 10, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses	R$ 613,933	R$ 609,007	R$ 554,565
Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses				R$ 503,141		R$ 9,258		R$ 16,399
Labor proceedings (ii)
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses	37,896	51,193	49,652
Labor proceedings (ii) | Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses				10,587		9,173	[1]	15,671	[1]
Tax proceedings (i)
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses	572,724	557,783	502,764
Tax proceedings (i) | Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses				492,550	[2]	81
Civil proceedings
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses	R$ 313	R$ 31	R$ 2,149
Civil proceedings | Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Total of provision for tax, civil and labor losses				R$ 4		R$ 4		R$ 728

[1]	The Business is a party to labor demands, which the most frequent cases refer to holiday proportional, salary differential, night additional pay, overtime, social contribution, among others. There are no individual labor demands with material amounts that require specific disclosure.
[2]	Mainly refers to income tax positions taken by the Business in connection with a corporate reorganization held in 2010. In 2018, given a tax assessment via an Infraction Notice received by Business for certain periods opened for tax audit coupled with an unfavorable jurisprudence on a similar tax case also reached in 2018, the Business reassessed this income tax position and recorded a liability, including interest and penalties, in the combined carve-out financial statements.